                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3

                         SUPPLEMENT DATED JULY 12, 1999
                     TO PROSPECTUS DATED SEPTEMBER 21, 1998

The section of the Prospectus entitled "Expense Summary" is replaced in its entirety:

EXPENSE SUMMARY
--------------------------------------------------------------------------------

Annual fund operating expenses are the fees paid out of the assets of a Fund. Each Fund pays a management fee to VALIC. The expenses paid by a Fund are factored into the calculation of its share price or dividends and are not charged directly to investors. The expenses reflected in the tables below are based on the Funds' anticipated expenses for the first year of operation on an annualized basis.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES:
(after expense reimbursements, as a percentage of net assets)
--------------------------------------------------------------------------------

                                         INTERNATIONAL    LARGE CAP      MID CAP      SMALL CAP    INTERNATIONAL   LARGE CAP
                                          GROWTH FUND    GROWTH FUND   GROWTH FUND   GROWTH FUND    VALUE FUND     VALUE FUND
                                         -------------   -----------   -----------   -----------   -------------   ----------
Management Fee                                0.90%          0.55%         0.65%         0.85%          1.00%         0.50%
Other Expenses(b)                             0.71%          0.58%         0.64%         0.62%          0.70%         0.58%
                                             -----          -----         -----         -----          -----         -----
Total Fund Expenses:                          1.61%          1.13%         1.29%         1.47%          1.70%         1.08%
Expense reimbursement                        (0.46)%        (0.27)%       (0.50)%       (0.31)%        (0.66)%       (0.27)%
                                             -----          -----         -----         -----          -----         -----
Total Fund expenses after reimbursement       1.15%          0.86%         0.79%         1.16%          1.04%         0.81%
                                             =====          =====         =====         =====          =====         =====

                                                                    SOCIALLY
                                          MID CAP     SMALL CAP    RESPONSIBLE
                                         VALUE FUND   VALUE FUND      FUND
                                         ----------   ----------   -----------
Management Fee                              0.75%        0.75%         0.25%
Other Expenses(b)                           0.64%        0.63%         0.87%
                                           -----        -----         -----
Total Fund Expenses:                        1.39%        1.38%         1.12%
Expense reimbursement                      (0.34)%      (0.40)%       (0.56)%
                                           -----        -----         -----
Total Fund expenses after reimbursement     1.05%        0.98%         0.56%
                                           =====        =====         =====

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(after expense reimbursements, as a percentage of net assets)
--------------------------------------------------------------------------------

                                                                                                                          MODERATE
                                                                                                     MONEY     GROWTH      GROWTH
                                         BALANCED   HIGH YIELD   STRATEGIC   DOMESTIC      CORE      MARKET   LIFESTYLE   LIFESTYLE
                                           FUND     BOND FUND    BOND FUND   BOND FUND   BOND FUND    FUND     FUND(a)     FUND(a)
                                         --------   ----------   ---------   ---------   ---------   ------   ---------   ---------
Management Fee                             0.80%       0.70%        0.60%       0.60%       0.50%     0.25%      0.10%       0.10%
Other Expenses(b)                          0.80%       0.83%        0.90%       0.57%       0.86%     0.86%        --%         --%
                                          -----       -----        -----       -----       -----     -----      -----       -----
Total Fund Expenses:                       1.60%       1.53%        1.50%       1.17%       1.36%     1.11%      0.10%       0.10%
Expense reimbursement                     (0.78)%     (0.54)%      (0.61)%     (0.39)%     (0.56)%   (0.55)%       --%         --%
                                          -----       -----        -----       -----       -----     -----      -----       -----
Total Fund expenses after reimbursement    0.82%       0.99%        0.89%       0.78%       0.80%     0.56%      0.10%       0.10%
                                          =====       =====        =====       =====       =====     =====      =====       =====

                                         CONSERVATIVE
                                            GROWTH
                                          LIFESTYLE
                                           FUND(a)
                                         ------------
Management Fee                               0.10%
Other Expenses(b)                              --%
                                            -----
Total Fund Expenses:                         0.10%
Expense reimbursement                          --%
                                            -----
Total Fund expenses after reimbursement      0.10%
                                            =====

(a) The Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund seek to accomplish their respective objectives by investing primarily in a number of other Series Company Funds ("Underlying Series Company Funds"). Each Lifestyle Fund will bear indirectly its pro rata share of the fees and expenses incurred by the Underlying Series Company Funds in which the Lifestyle Fund is invested.

(b) Other Expenses, which include custody, accounting, reports to shareholders, audit, legal, administrative, recordkeeping and other miscellaneous services provided to the Funds, are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------

TOTAL COMBINED OPERATING EXPENSES(a)
(including indirect expenses) (after expense reimbursements, as a percentage of net assets)
--------------------------------------------------------------------------------

                                                              ESTIMATED TOTAL COMBINED
                                                               OPERATING EXPENSES(B)
                                                              ------------------------
Growth Lifestyle Fund                                                   1.09%
Moderate Growth Lifestyle Fund                                          1.03%
Conservative Growth Lifestyle Fund                                      1.00%

(a) Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the Underlying Series Company Funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the Underlying Series Company Funds is maintained.

(b)  Reflects estimated total average weighted combined operating expenses.

The purpose of the expense tables above is to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear directly or indirectly. Each Fund's annual operating expenses do not reflect expenses imposed by separate accounts of VALIC through which an investment in each Fund is made or their related contracts. A separate account's expenses are fully explained in your contract prospectus.

All Funds

Effective May 1, the Fund's distributor is being changed from The Variable Annuity Marketing Company (VAMCO) to A.G. Distributors, Inc., an affiliate of VALIC. All references to VAMCO in this prospectus should instead refer to A.G. Distributors, Inc.

Craig R. Rodby has resigned as a Trustee and Officer of the Funds with the size of the Board being reset at 11. Nine of the Trustees are independent and two are VALIC employees.

On January 19, 1999, the Board of Trustees of the Series Company approved certain changes to the Funds' investment restrictions with respect to illiquid and restricted securities. Specifically, the section entitled "Illiquid and Restricted Securities" under "Types of Investments" is re-titled and replaced in its entirety with the following:

    ILLIQUID SECURITIES

    An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities.

    A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or the Sub-adviser to be illiquid solely by reason of being restricted. Instead, VALIC or the Sub-adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Trustees. If VALIC or the Sub-adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

    All the Funds, except the Lifestyle Funds, may buy illiquid securities, but are restricted as to how much money they may invest in them.

The related sidebar should only reference illiquid securities.

In the "Fact Sheets" for the Large Cap Value Fund, Mid Cap Value Fund, Socially Responsible Fund, and Money Market Fund, please disregard all references to restricted securities under "Investment Strategy." The stated limit should refer to illiquid securities only.

American General Balanced Fund

R. Bryan Jacoboski is no longer a portfolio manager for the Fund. All of the other portfolio managers for the Fund identified in this prospectus will continue to manage the Fund.

American General Core Bond Fund

Effective November 4, 1998, Robert N. Kase, CFA, has assumed responsibility for the portfolio management of the Fund. Mr. Kase, Vice President and Senior Portfolio Manager of American General Investment Management, L.P. (the "Sub-adviser"), joined the Sub-adviser in September 1998. From September 1992 to July 1998, Mr. Kase was Senior Portfolio Manager at CL Capital Management, Inc.

The "Fund Investments" guidelines included in the "Fact Sheet" should reflect that short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit and other cash equivalents and cash may constitute up to 35% of the Fund's total assets, rather than be included among investment grade fixed-income and other securities that must constitute at least 65% of the Fund's total assets.

American General Domestic Bond Fund

The "Fund Investments" guidelines included in the "Fact Sheet" should reflect that short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit and other cash equivalents and cash may constitute up to 35% of the Fund's total assets, rather than be included among investment grade fixed-income and other securities that must constitute at least 65% of the Fund's total assets.

American General Mid Cap Value Fund

In addition to Michael M. Kassen and Robert I. Gendelman, S. Basu Mullick is also primarily responsible for the day-to-day management of the Fund. Mr. Mullick has been a Vice President of Neuberger Berman Management Inc., since October 1998. From 1993 to 1998, Mr. Mullick was a portfolio manager for another mutual fund manager.

American General Money Market Fund

The first paragraph of the "Investment Strategy" section of the Fund's "Fact Sheet" is replaced in its entirety with the following:

    The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. Such securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The Fund's "Fact Sheet" should reflect that the Fund may buy taxable municipal obligations (variable rate demand notes).

Variable rate demand notes ("VRDNs") are obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Fund may invest in participation VRDNs, which provide the Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchase of VRDNs will meet applicable diversification and concentration requirements and conditions established by the SEC under which such securities may be considered to have remaining maturities of 397 days or less.

American General Small Cap Value Fund

Effective June 4, 1999, Bankers Trust Corporation, the parent company to Bankers Trust Company ("Bankers Trust"), the sub-adviser to the above Fund, became a wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. Bankers Trust has informed the Funds that, under this new arrangement, the services provided to the Funds will be maintained at their current level. As a result of the foregoing transaction, on April 20, 1999, the Board approved a new investment sub-advisory agreement with Bankers Trust. The new sub-advisory agreement is identical to the current agreement with Bankers Trust except for the effective date.

Effective as of July 6, 1999, Kathy Condon has assumed portfolio management responsibilities for the Fund. Ms. Condon is the Managing Director and Head of Passive Investments of the Sub-adviser. Ms. Condon has been with the Sub-adviser since 1970.

In addition to Kathryn A. Vorisek and Terry B. French, Douglas G. Madigan, CFA, and David C. Faircloth, CFA, also are primarily responsible for the day-to-day management of the Fund. Mr. Madigan, Senior Vice President and Director of Research of Fiduciary Management Associates, Inc. (the "Sub-adviser"), joined the Sub-adviser in September 1998. Previously, Mr. Madigan was with Harris Bank as Vice President, Equity Research, from 1994 to September 1998 and as Mutual Fund Portfolio Manager and Partner from 1996 to September 1998. From 1989 to 1994, Mr. Madigan was Vice President and Senior Portfolio Manager at Continental Bank. Mr. Faircloth, Vice President and Portfolio Manager, joined the Sub-adviser in November 1998. Previously, Mr. Faircloth was Vice President and Portfolio Manager at the Northern Trust Company from 1990 until November 1998.

American General Socially Responsible Fund

The Fund has made certain changes to its social criteria. The following replaces the second sentence of the section entitled "Investment Objective" in the Fund's "Fact Sheet."

    The Fund does not invest in companies that are significantly engaged in:

    - the production of nuclear energy;

    - the manufacture of military weapons or delivery systems;

    - the manufacture of alcoholic beverages or tobacco products;

    - the operation of gambling casinos; or

    - business practices or the production of products that significantly pollute the environment.

Paul W. Green, CFA has assumed portfolio management responsibility for the Fund. Mr. Green has been Vice President and Investment Officer of VALIC since February 1999. Previously, Mr. Green was with BARRA, Inc., a financial consulting firm, since July 1993.

The average annual total return shown on page 33 for the 5 year period ended March 31, 1998 is 21.54%

VA 10832-E